Loans - Summary of Changes in Accretable Yields of Acquired Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance at beginning of period	$ 175,054	$ 227,502	$ 287,651
Additions	32,937	0	6,823
Transfers from non-accretable difference to accretable yield	4,912	5,490	9,916
Accretion	(56,337)	(68,211)	(80,479)
Changes in expected cash flows not affecting non-accretable differences	(3,943)	10,273	3,591
Balance at end of period	$ 152,623	$ 175,054	$ 227,502